UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2016

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.6%
Lear Corp.	1,757	$178,792

Automobiles - 3.4%
General Motors Co.	31,481	890,913
Harley-Davidson Inc.	4,461	202,083

Total Automobiles		1,092,996

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	5,840	258,128
Wyndham Worldwide Corp.	2,671	190,255

Total Hotels, Restaurants & Leisure		448,383

Household Durables - 0.4%
Leggett & Platt Inc.	1,378	70,430
NVR Inc.	8	14,243	*
PulteGroup Inc.	2,890	56,326

Total Household Durables		140,999

Media - 5.3%
CBS Corp., Class B Shares	9,366	509,885
TEGNA Inc.	3,990	92,448
Time Warner Inc.	5,860	430,944
Twenty-First Century Fox Inc., Class A Shares	24,530	663,537

Total Media		1,696,814

Multiline Retail - 4.1%
Macy’s Inc.	7,446	250,260
Nordstrom Inc.	3,180	120,999
Target Corp.	13,286	927,629

Total Multiline Retail		1,298,888

Specialty Retail - 2.8%
American Eagle Outfitters Inc.	1,470	23,417
AutoNation Inc.	1,055	49,564	*
Bed Bath & Beyond Inc.	3,809	164,625
Best Buy Co. Inc.	3,034	92,840
CarMax Inc.	2,030	99,531	*
Foot Locker Inc.	2,572	141,100
GameStop Corp., Class A Shares	2,220	59,008
Gap Inc.	9,114	193,399
Urban Outfitters Inc.	1,925	52,937	*

Total Specialty Retail		876,421

Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd.	3,292	162,888	*

TOTAL CONSUMER DISCRETIONARY		5,896,181

CONSUMER STAPLES - 4.9%
Food Products - 4.9%
Bunge Ltd.	1,154	68,259
Mondelez International Inc., Class A Shares	29,517	1,343,319
Tyson Foods Inc., Class A Shares	2,470	164,971

TOTAL CONSUMER STAPLES		1,576,549

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
HollyFrontier Corp.	3,904	92,798
Phillips 66	11,531	914,869
Tesoro Corp.	2,854	213,822
Valero Energy Corp.	12,055	614,805

TOTAL ENERGY		1,836,294

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 15.2%
Banks - 2.3%
Commerce Bancshares Inc.	280	$13,412
JPMorgan Chase & Co.	10,664	662,661
Synovus Financial Corp.	1,879	54,472

Total Banks		730,545

Capital Markets - 2.0%
Ameriprise Financial Inc.	4,179	375,483
T. Rowe Price Group Inc.	3,486	254,374

Total Capital Markets		629,857

Consumer Finance - 1.5%
Discover Financial Services	7,225	387,188
Navient Corp.	9,016	107,741

Total Consumer Finance		494,929

Diversified Financial Services - 0.1%
Nasdaq Inc.	490	31,688

Insurance - 9.3%
Allstate Corp.	8,903	622,765
American Financial Group Inc.	700	51,751
Assurant Inc.	643	55,498
Assured Guaranty Ltd.	3,344	84,837
Cincinnati Financial Corp.	2,299	172,172
CNO Financial Group Inc.	4,209	73,489
Hanover Insurance Group Inc.	659	55,765
Hartford Financial Services Group Inc.	9,263	411,092
Marsh & McLennan Cos. Inc.	824	56,411
Old Republic International Corp.	4,054	78,202
Reinsurance Group of America Inc.	995	96,505
Torchmark Corp.	2,810	173,714
Travelers Cos. Inc.	7,478	890,181
Unum Group	3,370	107,132
White Mountains Insurance Group Ltd.	40	33,680

Total Insurance		2,963,194

TOTAL FINANCIALS		4,850,213

HEALTH CARE - 7.7%
Biotechnology - 5.3%
Biogen Inc.	3,423	827,750	*
Gilead Sciences Inc.	10,370	865,065

Total Biotechnology		1,692,815

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	4,540	205,299

Health Care Providers & Services - 1.7%
Express Scripts Holding Co.	7,161	542,804	*

TOTAL HEALTH CARE		2,440,918

INDUSTRIALS - 24.3%
Aerospace & Defense - 12.9%
Boeing Co.	8,512	1,105,454
Curtiss-Wright Corp.	313	26,370
General Dynamics Corp.	4,367	608,061
Lockheed Martin Corp.	3,895	966,622
Northrop Grumman Corp.	2,529	562,146
United Technologies Corp.	8,107	831,373

Total Aerospace & Defense		4,100,026

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	680	33,347

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Airlines - 2.3%
Alaska Air Group Inc.	1,702	$99,210
Delta Air Lines Inc.	10,272	374,209
Southwest Airlines Co.	6,911	270,980

Total Airlines		744,399

Building Products - 0.1%
Owens Corning	734	37,816

Electrical Equipment - 1.8%
Emerson Electric Co.	9,120	475,699
Rockwell Automation Inc.	748	85,885

Total Electrical Equipment		561,584

Industrial Conglomerates - 3.3%
3M Co.	6,019	1,054,047

Machinery - 2.8%
Deere & Co.	4,426	358,683
Graco Inc.	200	15,798
Lincoln Electric Holdings Inc.	742	43,838
Nordson Corp.	633	52,925
Oshkosh Corp.	110	5,248
Parker Hannifin Corp.	1,480	159,914
Stanley Black & Decker Inc.	2,149	239,012
Wabtec Corp.	140	9,832

Total Machinery		885,250

Professional Services - 0.2%
Manpowergroup Inc.	1,049	67,493

Road & Rail - 0.0%
Avis Budget Group Inc.	150	4,834	*

Trading Companies & Distributors - 0.8%
United Rentals Inc.	1,307	87,700	*
W. W. Grainger Inc.	709	161,120

Total Trading Companies & Distributors		248,820

TOTAL INDUSTRIALS		7,737,616

INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics Inc.	396	24,512	*

Internet Software & Services - 0.9%
eBay Inc.	12,070	282,559	*

IT Services - 0.9%
Computer Sciences Corp.	1,401	69,560
DST Systems Inc.	864	100,595
Teradata Corp.	1,280	32,090	*
Western Union Co.	4,080	78,254

Total IT Services		280,499

Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials Inc.	11,608	278,244
Integrated Device Technology Inc.	1,080	21,740	*
QUALCOMM Inc.	24,950	1,336,571
Teradyne Inc.	2,284	44,972
Texas Instruments Inc.	11,055	692,596

Total Semiconductors & Semiconductor Equipment		2,374,123

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	13,949	1,333,525

TOTAL INFORMATION TECHNOLOGY		4,295,218

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
MATERIALS - 5.9%
Chemicals - 4.5%
E.I. du Pont de Nemours & Co.		9,180	$594,864
LyondellBasell Industries NV, Class A Shares		11,011	819,439
PolyOne Corp.		240	8,457

Total Chemicals			1,422,760

Containers & Packaging - 1.4%
Avery Dennison Corp.		175	13,081
Bemis Co. Inc.		2,256	116,162
International Paper Co.		6,353	269,240
Packaging Corp. of America		760	50,867

Total Containers & Packaging			449,350

TOTAL MATERIALS			1,872,110

UTILITIES - 1.9%
Electric Utilities - 1.9%
PPL Corp.		16,272	614,268

TOTAL COMMON STOCKS (Cost - $31,599,181)			31,119,367

INVESTMENTS IN UNDERLYING FUNDS - 1.2%
iShares Trust - iShares Russell 1000 Value Index Fund (Cost - $375,687)		3,670	378,964

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,974,868)			31,498,331

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $351,601)	0.479%	351,601	351,601

TOTAL INVESTMENTS - 100.0% (Cost - $32,326,469#)			31,849,932
Other Assets in Excess of Liabilities - 0.0%			4,472

TOTAL NET ASSETS - 100.0%			$31,854,404

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$31,119,367	—	—	$31,119,367
Investments in Underlying Funds	378,964	—	—	378,964

Total Long-Term Investments	$31,498,331	—	—	$31,498,331

Short-Term Investments†	351,601	—	—	351,601

Total Investments	$31,849,932	—	—	$31,849,932

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,141,849
Gross unrealized depreciation	(1,618,386)

Net unrealized depreciation	$(476,537)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016